EXHIBIT 99.7

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2019-B SERIES

Period	Collection	Accrual	Distribution
From	01-Nov-19	15-Nov-19	16-Dec-19
To	30-Nov-19	16-Dec-19
Days	21

Description of Collateral

On the Distribution Date, the Series 2019-B balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$226,994,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,226,994,000.00

Required Participation Amount	$1,226,994,000.00
Excess Receivables	$54,104,506.23

Total Collateral	1,281,098,506.23

Collateral as Percent of Notes	128.11%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,613,250,149.21
Total Principal Collections	($1,633,878,416.08)
Investment in New Receivables	$1,849,358,983.04
Receivables Added for Additional Accounts	$0.00
Repurchases	($93,612,924.43)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($744,582,922.51)
Less Servicing Adjustment	($687,818.66)

Ending Balance	$4,989,847,050.57

SAP for Next Period	25.67%

Average Receivable Balance	$4,924,672,093.53
Monthly Payment Rate	33.18%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$18,161,629.19
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$18,161,629.19

Series Allocation Percentage at Month-End	25.67%
Floating Allocation Percentage at Month-End	97.84%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
11/15/2021	5/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	21
LIBOR	1.708000%
Applicable Margin	0.430000%
	2.138000%

	Actual	Per $1000
Interest	1,247,166.67	1.25
Principal	—	—

		1.25
Total Due Investors	1,247,166.67
Servicing Fee	204,499.00

Excess Cash Flow	1,537,237.08

Reserve Account
Required Balance	$5,000,000.00
Current Balance	$5,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.85%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*		26.08%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.